Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

October 5, 2006

Supplement to the Statement of Additional Information
dated April 28, 2006, as supplemented August 21, 2006

The “Exchange Privilege” and “Redemption Fee” sections of the SAI should be replaced by the following:

Exchange Privilege

Shareholders may exchange shares within the Trust. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:

By Telephone:

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

In Writing:

You may send you exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

The Trust may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Redemption of Shares

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt a Fund’s investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up a Fund’s transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.

The Trust will redeem all or any portion of a shareholder’s shares of a Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the Investment Company Act of 1940, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)
when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Funds’ prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Please retain this Supplement with your
SAI for future reference.

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

October 5, 2006

Supplement to the Prospectus
dated April 28, 2006, as supplemented August 21, 2006

The “Fees and Expenses” section of the prospectus should be replaced by the following:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

	Alpha Hedged	Beta Hedged
	Strategies Fund	Strategies Fund
Shareholder Fees(1) (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and Other Distributions	None	None
Redemption Fee	None	None
Exchange Fee	None	None
Maximum Account Fee(2)	None	None

Annual Fund Operating Expenses(3) (expenses that are deducted from Fund assets)
Management Fees	None	None
Distribution (12b-1) Fees	None	None
Other Expenses
Shareholder Servicing Fee	0.25%	0.25%
Remaining Other Expenses(4)	0.74%	0.74%
Total Operating Expenses(5)	0.99%	0.99%
Annualized Indirect Expense Ratio(4)(5)	3.97%	3.97%

NOTES TO FEE TABLE

(1)
Although no sales loads or transaction fees are charged, you may be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ Transfer Agent.

(2)	IRA accounts will be charged a $15.00 annual maintenance fee.
(3)
You will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the Underlying Funds are expected to vary among the various Underlying Funds.

(4)
Other Expenses include, but are not limited to, administration, fund accounting, custody and transfer agency fees. However, Other Expenses do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. Please see the Investment Advisor section of this Prospectus for a more complete list of these types of expenses. Some of these expenses are experienced directly by the Funds, and some are experienced indirectly as a result of the Funds’ investment in affiliated Underlying Funds.

(5)
This ratio does not include expenses incurred from the Underlying Funds Trust in which the Funds invests. The indirect annualized expense ratio for such expenses is 3.00% for the annual operating expenses and 0.97% for interest expense and dividends on short positions. Please note that interest expense or dividends paid out on short positions taken by each Fund may vary from year to year. Excluding dividends on short positions and interest expense, the Total Operating Expenses of each Fund and its pro-rata share of expenses paid by the Underlying Funds would be 3.99%. Including interest expense and dividends on short positions, each Fund’s Total Expenses would be 4.96%. While each Fund’s Total Expenses include dividends paid out on short positions, it does not take into account the interest credit that each Fund earns on cash proceeds of those short sales, which serve as collateral for short positions, which is estimated to be 1.23% on an annualized basis.

The section of the prospectus titled “Exchange Privilege” on pages 39-40 should be replaced by the following:

Exchange Privilege

You may exchange your shares in the Funds for shares of any other fund offered by the Trust. You should carefully read the Prospectus of the other fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short or long term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s NAV. Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

The section of the prospectus titled “Redemption Fees” on pages 44-45 should be deleted in its entirety.

The section of the prospectus titled “Tools to Combat Frequent Transactions” should be replaced by the following:

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and funds that invest in investments which are not frequently traded may be targets of market timers.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Board of Trustees had developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Funds. These steps include, monitoring trading activity, using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available.

Please retain this Supplement with your
Prospectus for future reference.

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

October 5, 2006

Supplement to the Prospectus
dated July 27, 2006

(replacing supplement dated September 1, 2006)

The following information replaces the “Fees and Expenses” section of the prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

Class C
Shareholder Fees(1) (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)
(as a percentage of offering price)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
and Other Distributions	None
Redemption Fee	None
Exchange Fee	None
Maximum Account Fee(2)	None

Annual Fund Operating Expenses(3) (expenses that are deducted from Fund assets)
Management Fees	None
Distribution (12b-1) Fees	1.00%
Other Expenses
Shareholder Servicing Fee	None
Remaining Other Expenses(4)	0.74%
Total Operating Expenses(5)	1.74%
Annualized Indirect Expense Ratio(4)(5)	3.97%

NOTES TO FEE TABLE

(1)
You may also be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ Transfer Agent.

(2)	IRA accounts will be charged a $15.00 annual maintenance fee.
(3)
To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the Underlying Funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the Underlying Funds are expected to vary among the various Underlying Funds.

(4)
Other Expenses include, but are not limited to, administration, fund accounting, custody and transfer agency fees. However, Other Expenses do not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. Please see the Investment Advisor section of this Prospectus for a more complete list of these types of expenses. Some of these expenses are experienced directly by the Funds, and some are experienced indirectly as a result of the Funds’ investment in affiliated Underlying Funds.

(5)
Excluding dividends on short positions and interest expense, the Total Operating Expenses of each Fund and its pro-rata share of expenses paid by the Underlying Funds would be 4.74%. Interest expense or dividends paid out on short positions taken by each Fund may vary from year to year. As the Underlying Funds have no history of dividend expense, interest expense and earnings credit at the outset of each Fund, these expenses are estimated at 0.97% based on the Fund’s most recent fiscal year. Including interest expense and dividends on short positions, each Fund’s Total Expenses would be 5.71%. While each Fund’s Total Expenses include dividends paid out on short positions, it does not take into account the interest credit that each Fund earns on cash proceeds of those short sales, which serve as collateral for short positions, which is estimated to be 1.23% on an annualized basis.

Example

	1 Year	3 Years	5 Years	10 Years
Class C Fund Total Operating Expenses, and pro-rata share of Underlying Funds expenses, including interest expense and dividends on short positions (1)	$663	$1,777	$2,876	$5,556
Class C Fund Total Operating Expenses, and pro-rata share of Underlying Funds expenses, including interest expense and dividends on short positions (2)	$569	$1,695	$2,805	$5,511

(1)	Assumes redemption at end of period.
(2)	Assumes no redemption at end of period.

The following information replaces the paragraph in the “Important Information Regarding Dividends on Short Sales and Interest on Fund Borrowing” section of the prospectus.

The Funds, through their investment in affiliated Underlying Funds, use modest leverage and short-selling techniques in pursuing their strategies. Total Fund Operating Expenses include expenses paid by the Funds to vendors and their pro-rata share of such expenses paid by the Underlying Funds, but exclude expenses related to the ongoing management of each Fund's portfolio, such as brokerage commissions, dividends paid out on short positions, and interest on borrowing for leverage purposes. Dividends paid out on short positions and interest on borrowing for leverage purposes, are not fees charged to shareholders by the Funds or any Fund service provider, but are similar to transaction charges, such as brokerage commission, as they are an ongoing process in the management of each Fund's portfolio. Also, the short dividends expense is typically offset, in its entirety or in part, by the income derived from earnings on the cash proceeds of the short sales. The actual experience of these expenses and income by the Funds may vary dramatically from year-to-year along with prevailing short-term interest rates, and portfolio composition. As the Underlying Funds have no history of dividend expense, interest expense and earnings credit at the outset of the Funds, an estimate of what the Funds could expect to experience based on Alpha Hedged Strategies Fund’s most recent fiscal year. Total Fund Operating Expenses (excluding these expense and income items), including the Funds pro-rata share of expenses paid by the Underlying Funds, would be 4.74%.

The section of the prospectus titled “Exchange Privilege” on pages 41-42 should be replaced by the following:

Exchange Privilege

You may exchange your shares in the Funds for shares of any other fund offered by the Trust. You should carefully read the Prospectus of the other fund before exchanging shares into that fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short or long term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day’s NAV. Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

The section of the prospectus titled “Redemption Fees” on pages 46-47 should be deleted in its entirety.

The section of the prospectus titled “Tools to Combat Frequent Transactions” should be replaced by the following:

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve a Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

Funds that invest in overseas securities, where market timers may seek to take advantage of time zone differences and funds that invest in investments which are not frequently traded may be targets of market timers.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Board of Trustees had developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Funds. These steps include, monitoring trading activity, using fair value pricing, as determined by the Funds’ Board of Trustees, when the Advisor determines current market prices are not readily available.

Please retain this Supplement with your
Prospectus for future reference.

Alpha Hedged Strategies Fund
Beta Hedged Strategies Fund

Each a series of AIP Alternative Strategies Funds

October 5, 2006

Supplement to the Statement of Additional Information
dated July 27, 2006

The “Exchange Privilege” and “Redemption Fee” sections of the SAI should be replaced by the following:

Exchange Privilege

Shareholders may exchange shares within the Trust. Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long term capital gains or losses on the exchange.

Shareholders may exchange shares by telephone or in writing as follows:

By Telephone:

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging. Exchange requests must be received before 4:00 p.m. Eastern time to be processed that day.

In Writing:

You may send you exchange request in writing. Please provide the Fund name and account number for each of the Funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

The Trust may modify or terminate the exchange privilege at any time upon 60 days prior notice to shareholders. Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes. If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Redemption of Shares

The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt a Fund’s investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by the Funds at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up a Fund’s transaction costs, measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.

The Trust will redeem all or any portion of a shareholder’s shares of a Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the Investment Company Act of 1940, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)
when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Funds’ prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Please retain this Supplement with your
SAI for future reference.